Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended	13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended
	Jun. 10, 2025	Nov. 30, 2023	Nov. 28, 2023	Jun. 30, 2025	Dec. 31, 2023	Jul. 31, 2025	Jan. 31, 2024	Aug. 31, 2025	Feb. 29, 2024	Sep. 30, 2025	Mar. 31, 2024	Oct. 31, 2025	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025
Hilton BDC Corporate Bond ETF
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 9,973		$ 10,023		$ 10,129		$ 10,185		$ 10,180
Hilton Small-MidCap Opportunity ETF
Account Value [Line Items]
Accumulated Value		$ 10,103	$ 10,000		$ 10,841		$ 10,765		$ 11,608		$ 12,033		$ 11,177	$ 11,910	$ 11,842	$ 12,327	$ 12,158	$ 12,433	$ 12,408	$ 13,622	$ 12,763	$ 13,269	$ 12,628	$ 11,831	$ 11,530	$ 12,343	$ 12,878	$ 13,115	$ 13,388	$ 13,524	$ 13,487
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000			10,164		10,137		10,258		10,370		10,435
Solactive Hilton Capital BDC Corporate Bond TR Index
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 10,094		$ 10,152		$ 10,260		$ 10,321		$ 10,325
Russell 2500 Total Return Index
Account Value [Line Items]
Accumulated Value		$ 10,112	$ 10,000		$ 11,196		$ 10,903		$ 11,496		$ 11,971		$ 11,169	$ 11,633	$ 11,459	$ 12,310	$ 12,279	$ 12,461	$ 12,346	$ 13,561	$ 12,539	$ 12,983	$ 12,374	$ 11,598	$ 11,359	$ 12,039	$ 12,594	$ 12,838	$ 13,511	$ 13,728	$ 13,820